Cash Generated from Operations - Summary of Proceeds from Sale of Property, Plant and Equipment (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, plant and equipment [abstract]
Net book amount	£ 4	£ 2	£ 3
Loss on sale of property, plant and equipment	(4)	(2)	(2)
Proceeds from sale of property, plant and equipment	£ 0	£ 0	£ 1